Goodwill and Other Intangibles - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Jan. 02, 2016	Jan. 03, 2015	Oct. 01, 2016	Oct. 03, 2015	Sep. 27, 2014
Intangible Liability Disclosure [Abstract]
Amortization expense	$ 31,275,000	$ 31,708,000	$ 29,823,000
Accumulated goodwill impairment losses	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0